SCOPE OF CONSOLIDATION - List of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
ArcelorMittal Dofasco G.P. | NAFTA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%
ArcelorMittal México S.A. de C.V. | NAFTA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%
ArcelorMittal Long Products Canada G.P. | NAFTA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%
ArcelorMittal Brasil S.A. | Brazil and neighboring countries ("Brazil")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	97.01%
Acindar Industria Argentina de Aceros S.A. ("Acindar") | Brazil and neighboring countries ("Brazil")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%
ArcelorMittal France S.A.S. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%
ArcelorMittal Belgium N.V. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%
ArcelorMittal España S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	99.85%
ArcelorMittal Flat Carbon Europe S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%
ArcelorMittal Poland S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%
ArcelorMittal Eisenhüttenstadt GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%
ArcelorMittal Bremen GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%
ArcelorMittal Méditerranée S.A.S. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%
ArcelorMittal Belval & Differdange S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%
ArcelorMittal Hamburg GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%
ArcelorMittal Duisburg GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%
ArcelorMittal International Luxembourg S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%
ArcelorMittal South Africa Ltd. ("AMSA") | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	69.22%
JSC ArcelorMittal Temirtau | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	100.00%
PJSC ArcelorMittal Kryvyi Rih ("AM Kryvyi Rih") | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	95.13%
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure Canada G.P. (AMMC) | Mining
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	85.00%
ArcelorMittal Liberia Ltd | Mining
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	85.00%